Accounting Standards and Basis of Preparation - Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cash and due from Banks
As per Statement of Financial Position	$ 27,388,784	$ 10,408,716	$ 10,358,422
Debt securities at fair value through profit or loss
As per Statement of Financial Position	15,112,115	16,837,925	782,547
Reconciliation [member]
Cash and due from Banks
As per Statement of Financial Position	33,687,553	16,384,924	14,795,794
As per the Statement of Cash Flows	33,687,553	16,384,924	14,795,794
Debt securities at fair value through profit or loss
As per Statement of Financial Position	15,112,115	16,837,925	782,547
Securities not considered as cash equivalents	(2,478,672)	(2,594,998)	(162,003)
As per the Statement of Cash Flows	12,633,443	14,242,927	620,544
Money Market Funds
As per Statement of Financial Position - Other financial assets	1,698,054	2,388,795	3,458,243
Other financial assets not considered as cash equivalents	(1,042,492)	(1,383,528)	(1,273,645)
As per the Statement of Cash Flow	$ 655,562	$ 1,005,267	$ 2,184,598